Contingent Assets and Liabilities, Provisions and Legal Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Disclosure of Provision
Below are the changes in civil, labor and other risks provisions:

	12/31/2020
	Civil	Labor	Other Risks	Total
Opening balance - 01/01	3,634	8,579	976	13,189
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(980)	—	(1,196)
Subtotal	3,418	7,599	976	11,993
Adjustment / Interest (Note 23)	191	482	—	673
Changes in the period reflected in income (Note 23)	889	2,110	547	3,546

Increase	1,179	2,296	550	4,025
Reversal	(290)	(186)	(3)	(479)
Payment	(1,203)	(3,126)	(40)	(4,369)
Subtotal	3,295	7,065	1,483	11,843
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	950	—	1,166
Closing balance	3,511	8,015	1,483	13,009

Current	1,254	3,125	1,483	5,862
Non-current	2,257	4,890	—	7,147

	12/31/2019
	Civil	Labor	Other Risks	Total
Opening balance – 01/01	4,426	6,821	573	11,820
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(226)	(957)	—	(1,183)
Subtotal	4,200	5,864	573	10,637
Adjustment / Interest (Note 23)	122	1,024	—	1,146
Changes in the period reflected in income (Note 23)	726	3,160	403	4,289

Increase (*)	1,177	3,325	435	4,937
Reversal	(451)	(165)	(32)	(648)
Payment	(1,630)	(2,449)	—	(4,079)
Subtotal	3,418	7,599	976	11,993
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	980	—	1,196
Closing balance	3,634	8,579	976	13,189

Current	1,662	2,451	976	5,089
Non-current	1,972	6,128	—	8,100

(*)	Includes the effects of the Voluntary Severance Program.

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

	12/31/2020				12/31/2019
	Civil	Labor	Tax	Total	Total
Deposits in guarantee (Note 18a)	1,476	2,126	9,091	12,693	14,520
Investment fund quotas	600	303	84	987	1,148
Surety	65	69	3,878	4,012	3,223
Insurance bond	1,837	1,203	15,362	18,402	14,867
Guarantee by government securities	14	—	235	249	96

Total	3,992	3,701	28,650	36,343	33,854

Civil labor and other provisions [member]
Statement [Line Items]
Disclosure of Provision
The table below shows the changes in the provisions:

	12/31/2020	12/31/2019
Opening balance - 01/01	8,266	6,793
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(68)	(68)
Subtotal	8,198	6,725
Adjustment / Interest (*)	220	779
Changes in the period reflected in income	56	843

Increase (*)	142	1,135
Reversal (*)	(86)	(292)
Payment	(1,735)	(151)
Subtotal	6,739	8,196
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	71	70
Closing balance	6,810	8,266

Current	65	83
Non-current	6,745	8,183

( *)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.